Income Tax Credit - Additional Information (Details) - GBP (£)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized		£ 85,900,000	£ 74,400,000	£ 57,500,000
Temporary differences on share based compensation arrangements		1,300,000	4,100,000	9,900,000
Cumulative carry forward tax losses		84,600,000	70,300,000	47,600,000
Applicable tax rate, Profit		£ (38,453,000)	£ (47,802,000)	£ (36,175,000)
U.K. [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate		19.00%	19.00%	19.00%
U.K. [member] | Events After Reporting Period [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	25.00%
Applicable tax rate, Profit	£ 250,000